Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP, 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	22-3086739
Plan Number	005
Contributions Not Corrected	$ 0	$ 0
Contributions Corrected Outside VFCP	4,529	22,107
Contributions Pending Correction in VFCP	0	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0	$ 0